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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
OCT 3 1 2006
DIVISION OF MARKET REGULATION

91-1444

06061451

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
International Securities Exchange, LLC

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Select Sector SPDR Trust

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:
The Energy Select Sector SPDR Index, The Financial Select Sector SPDR Index, The Heath Care Select Sector SPDR Index, The Industrial Select Sector SPDR Index, The Materials Select Sector SPDR Index, The Technology Select Sector SPDR Index, The Utilities Select Sector SPDR Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The indexes referred to in Item 4 above are narrow-based indexes

6. Ticker Symbol(s) of New Derivative Securities Product:
XLE, XLF, XLV, XLI, XLB, XLK, XLU

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
New York Stock Exchange, Nasdaq Global Market and American Stock Exchange

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

PROCESSED
MAR 2 8 2007
THOMSON
FINANCIAL

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Michael J. Simon**
Title:	**General Counsel and Secretary**
Telephone Number:	**212-897-0230**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**October 31, 2006**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCTOBER 31, 2006

ISE.
INTERNATIONAL SECURITIES EXCHANGE.

60 Broad Street New York, NY 10004
TEL: 212 943-2400
FAX: 212 425-4926
www.iseoptions.com

October 31, 2006

By Facsimile and Overnight Courier

Gail S. Jackson
Paralegal Specialist
US Securities and Exchange Commission
Division of Market Regulation
100 F Street, NE – Room 6628
Washington, DC 20549

Re: Amended Forms 19b-4(e)s related to: Dow Industry Diamonds; iShares Russell 2000 Index Fund; iShares Russell 2000 Value Index Fund; iShares Russell 2000 Growth Index Fund; iShares S&P 500 Index Fund; iShares S&P Small Cap 600 Index Fund; iShares Nasdaq Biotechnology Index Fund; iShares Dow Jones U.S. Real Estate Index Fund; Nasdaq-100 Index Tracking Stock; Standard & Poor's Depositary Receipts; Standard & Poor's MidCap 400 Depositary Receipts; Select Sector SPDR Fund; Semiconductor HOLDRS; Retail HOLDRS; and Oil Service HOLDRS

Dear Ms. Jackson:

The International Securities Exchange, LLC hereby files Amended Forms 19b-4(e), with respect to above listed products. These securities are listed for trading pursuant to ISE Rules 2123 and 2124.

Sincerely,

Michael J. Simon
General Counsel and Secretary

Attachment

END